FPA Queens Road Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 89.1%
	AEROSPACE & DEFENSE — 0.6%
93,372	Ducommun, Inc.*	$5,473,467
	APPAREL & TEXTILE PRODUCTS — 5.4%
23,807	Deckers Outdoor Corp.*	3,317,743
828,700	Levi Strauss & Co.	14,891,739
361,552	PVH Corp.	27,058,552
		45,268,034
	ASSET MANAGEMENT — 1.2%
185,915	Brookfield Asset Management Ltd.	10,519,071
	BANKING — 7.2%
373,282	Axos Financial, Inc.*	24,935,238
31,604	Five Star Bancorp	962,658
384,754	ServisFirst Bancshares, Inc.	35,166,515
		61,064,411
	CHEMICALS — 0.9%
1,268,658	Arcadium Lithium PLC*	7,408,963
11,876	Mativ Holdings, Inc.	80,282
		7,489,245
	COMMERCIAL SUPPORT SERVICES — 3.2%
376,114	CSG Systems International, Inc.	24,184,130
12,712	UniFirst Corp.	2,732,063
		26,916,193
	CONSTRUCTION MATERIALS — 0.5%
40,921	Knife River Corp.*	3,915,321
	CONSUMER SERVICES — 1.7%
559,973	Upbound Group, Inc.	14,458,503
	CONTAINERS & PACKAGING — 0.9%
272,999	Graphic Packaging Holding Co.	7,283,613
	ELECTRICAL EQUIPMENT — 0.5%
18,761	Littelfuse, Inc.	4,354,616
	ENGINEERING & CONSTRUCTION — 0.7%
139,479	Everus Construction Group, Inc.*	5,802,326
	FOOD — 1.3%
155,240	Darling Ingredients, Inc.*	5,602,611
174,987	TreeHouse Foods, Inc.*	5,508,591
		11,111,202
	GAS & WATER UTILITIES — 6.8%
775,369	MDU Resources Group, Inc.	13,375,115
321,890	New Jersey Resources Corp.	15,573,038
832,135	UGI Corp.	28,425,732
		57,373,885

FPA Queens Road Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIAL INTERMEDIATE PRODUCTS — 0.3%
102,635	L B Foster Co. - Class A*	$2,817,331
	INDUSTRIAL SUPPORT SERVICES — 3.2%
258,539	MSC Industrial Direct Co., Inc. - Class A	20,776,194
55,401	VSE Corp.	6,565,019
		27,341,213
	INSURANCE — 10.2%
514,304	CNO Financial Group, Inc.	21,441,334
62,211	Enstar Group Ltd.*	20,703,821
378,834	Horace Mann Educators Corp.	16,036,043
372,659	RLI Corp.	28,355,623
		86,536,821
	INTERNET MEDIA & SERVICES — 1.7%
306,195	IAC, Inc.*	14,152,333
	MACHINERY — 8.8%
171,313	AGCO Corp.	16,612,222
26,100	CSW Industrials, Inc.	7,988,949
81,171	Graco, Inc.	7,067,559
155,262	JBT Marel Corp.	20,494,584
215,640	Oshkosh Corp.	22,059,972
		74,223,286
	PUBLISHING & BROADCASTING — 0.7%
263,989	Scholastic Corp.	5,778,719
	REIT — 0.1%
393,071	Equity Commonwealth	636,775
	RETAIL - CONSUMER STAPLES — 3.2%
184,656	Sprouts Farmers Market, Inc.*	27,402,950
	RETAIL - DISCRETIONARY — 2.0%
468,013	Advance Auto Parts, Inc.	17,269,680
	SEMICONDUCTORS — 5.1%
136,153	Qorvo, Inc.*	9,896,961
182,326	Synaptics, Inc.*	12,059,042
1,215,006	Vishay Intertechnology, Inc.	20,825,203
		42,781,206
	SOFTWARE — 0.7%
124,532	Concentrix Corp.	5,623,865
	SPECIALTY FINANCE — 2.5%
850,202	MGIC Investment Corp.	20,923,471
	TECHNOLOGY HARDWARE — 15.1%
154,675	Arrow Electronics, Inc.*	16,715,727
147,415	Fabrinet*	29,490,371

FPA Queens Road Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY HARDWARE (Continued)
199,116	InterDigital, Inc.	$42,539,142
284,230	TD SYNNEX Corp.	39,078,783
		127,824,023
	TECHNOLOGY SERVICES — 2.4%
201,610	Science Applications International Corp.	19,917,052
	TRANSPORTATION EQUIPMENT — 0.6%
159,062	REV Group, Inc.	4,851,391
	WHOLESALE - DISCRETIONARY — 1.6%
512,202	G-III Apparel Group Ltd.*	13,865,308
	TOTAL COMMON STOCKS
	(Cost $553,265,494)	752,975,311
	PREFERRED STOCKS — 0.0%
	INDUSTRIALS — 0.0%
6,085	WESCO International, Inc., 10.625%(a),(b)	157,419
	TOTAL PREFERRED STOCKS
	(Cost $161,253)	157,419
	SHORT-TERM INVESTMENTS — 11.1%
	MONEY MARKET INVESTMENTS — 11.1%
93,498,955	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 4.22%(c)	93,498,955
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $93,498,955)	93,498,955
	TOTAL INVESTMENTS — 100.2%
	(Cost $646,925,702)	846,631,685
	Liabilities in Excess of Other Assets — (0.2)%	(1,472,236)
	TOTAL NET ASSETS — 100.0%	$845,159,449

PLC – Public Limited Company
REIT – Real Estate Investment Trust

*Non-income producing security.
(a)Perpetual security. Maturity date is not applicable.
(b)Variable or floating rate security.
(c)The rate is the annualized seven-day yield at period end.